COMMITMENTS, CONTINGENCIES AND GUARANTEES (Narrative) (Details) $ in Millions, $ in Millions		12 Months Ended
	Apr. 04, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Commitments, Contingencies And Guaranteed [Line Items]
Guarantee obligations		$ 0.0
Regulatory Commitments		140.0
Regulatory Commitments Paid		111.0
Loss on Contracts		40.0
Loss Contingency, Damages Sought, Value	$ 100.0
Loss Contingency Accrual			$ 0.0
Damage Prevention Trainers, Investment [Member]
Commitments, Contingencies And Guaranteed [Line Items]
Regulatory Commitments		$ 70.0
Regulatory Commitments Term		10 years
Leak Mitigation [Member]
Commitments, Contingencies And Guaranteed [Line Items]
Regulatory Commitments		$ 8.0